Total Debt (Tables)	9 Months Ended
Sep. 30, 2014
Long-term Debt [Abstract]
Total Debt
Loan Facility	December 31, 2013	September 30, 2014
Short - term borrowings:
Revolving overdraft facility dated 7/26/2013	$ 7,993	$ 6,993
Trade credit facility dated 8/9/2013	20,853	-
Revolving credit facility dated 11/16/2013	65,120	-
Revolving credit facility dated 9/1/2013	28,467	-
Revolving credit facility dated 5/10/2013	109,871	-
Security agreement dated 8/22/2014	99,286	136,500
Borrowing base facility agreement dated 9/19/2013	-	318,310
Total short-term borrowings	$ 331,590	461,803
Long-term debt:
Secured syndicated term loan dated 8/30/2005	22,539	20,740
Secured term loan facility under senior secured credit facility dated 12/19/2006	17,020	14,920
Secured term loan dated 10/25/2006	19,019	17,902
Secured term loan dated 10/27/2006	12,376	11,458
Secured syndicated term loan dated 10/30/2006	49,374	46,803
Secured term loan dated 9/12/2008	29,675	26,470
Secured syndicated term loan dated 4/24/2008	27,555	26,082
Secured syndicated term loan dated 7/8/2008	3,971	2,047
Secured term loan dated 4/1/2010	1,922	1,533
Secured term loan dated 4/1/2010	275	-
Roll over agreement dated 4/1/2010	6,386	5,524
Corporate credit facility dated 3/11/2013	73,500	63,500
Senior convertible notes	73,115	74,812
Trade credit facility dated 8/9/2013	115,000	-
Borrowing base facility agreement dated 9/19/2013	-	115,000
Roll over agreement dated 3/21/2014	-	4,344
Total	451,727	431,135
Less: Current portion of long-term debt	(34,983	)(38,465)
Long-term debt, net of current portion	416,744	392,670

Principal payments
Amount
October 1 to December 31, 2014	$ 9,546
2015	38,645
2016	153,722
2017	44,220
2018	112,184
2019 and thereafter	84,256
Total principal payments	442,573
Less: Unamortized portion of notes' discount	(11,438)
Total long-term debt	$ 431,135